FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	$ (1)	$ 12	$ 6
Pre-tax income attributable to unitholders, 10% increase	1	(12)	(6)
OCI attributable to unitholders, before taxes, 10% decrease	(85)	(85)	(86)
OCI attributable to unitholders, before taxes, 10% increase	85	85	86
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(4)	(1)	25
Pre-tax income attributable to unitholders, 10% increase	4	1	(25)
OCI attributable to unitholders, before taxes, 10% decrease	(146)	(36)	(120)
OCI attributable to unitholders, before taxes, 10% increase	146	36	120
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	0	21	0
Pre-tax income attributable to unitholders, 10% increase	0	(21)	0
OCI attributable to unitholders, before taxes, 10% decrease	(48)	(83)	(40)
OCI attributable to unitholders, before taxes, 10% increase	48	83	40
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	94	324	53
Pre-tax income attributable to unitholders, 10% increase	(94)	(324)	(53)
OCI attributable to unitholders, before taxes, 10% decrease	(92)	4	(29)
OCI attributable to unitholders, before taxes, 10% increase	92	(4)	29
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	71	(74)	(108)
Pre-tax income attributable to unitholders, 10% increase	(71)	74	108
OCI attributable to unitholders, before taxes, 10% decrease	(121)	(108)	(72)
OCI attributable to unitholders, before taxes, 10% increase	$ 121	$ 108	$ 72